Cash flow information	12 Months Ended
Jun. 30, 2022
Cash flow information
Cash flow information

25 Cash flow information

(a) Reconciliation of (loss)/profit for the year to cash generated from operations:

		For the year ended June 30,
		2020	2021	2022
	Note	RMB’000	RMB’000	RMB’000
(Loss)/profit for the year		(260,176)	(1,429,447)	639,743
Less: Loss from discontinued operations for the year		130,045	—	—

(Loss)/profit from continuing operations for the year		(130,131)	(1,429,447)	639,743
Adjustments for:
Interest on lease liabilities	10	26,117	26,817	32,991
Depreciation and amortization	8	268,669	265,019	389,871
Interest on loans and borrowings	10	5,221	1,545	405
Interest income	10	(25,608)	(40,433)	(66,344)
Investment income from other investments	9	(26,387)	(66,837)	(63,801)
Net change in fair value of other investments	9	1,465	(2,968)	(5,709)
Losses on disposal of property, plant and equipment and intangible assets	9	2,526	2,317	5,614
Impairment loss on non-current assets		36,844	2,941	13,485
Unrealized foreign exchange loss/(gain)		6,064	(46,378)	6,806
Effect of lease contract cancellation		657	(2,630)	(25,015)
Fair value changes of paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights		680,033	1,625,287	—
Share of loss of an equity-accounted investee, net of tax		—	4,011	8,162
Equity-settled share-based payment expenses	8	364,380	281,319	82,835
Income tax	11(a)	210,949	213,255	267,070

Changes in working capital:
Inventories		(86,717)	(93,197)	307,966
Trade and other receivables		(120,235)	(80,087)	(190,145)
Contract liabilities		(29,033)	34,353	86,314
Trade and other payables		50,310	386,703	180,122
Restricted cash		1,861	3,376	(28,696)
Deferred income		—	26,065	(5,282)

Cash generated from operations		1,236,985	1,111,031	1,636,392

(b) Reconciliation of liabilities arising from financing activities:

		Paid-in capital
		subject to
		redemption and
		other
		preferential
		rights/redeemable
	Loans and	shares with other	Interest	Lease	Other
	borrowings	preferential rights	payable	liabilities	payables	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At July 1, 2019	8,060	1,701,294	1,655	496,570	10,471	2,218,050

Changes from financing cash flows:
Proceeds from loans and borrowings	410,734	—	—	—	—	410,734
Repayment of loans and borrowings	(2,889)	—	—	—	—	(2,889)
Interest of loans and borrowings paid	—	—	(6,266)	—	—	(6,266)
Payment of capital element and interest element of lease liabilities	—	—	—	(193,827)	—	(193,827)
Payments for acquisition of subsidiaries under common control	—	—	—	—	(10,471)	(10,471)

Total changes from financing cash flows	407,845	—	(6,266)	(193,827)	(10,471)	197,281

Exchange adjustments	484	—	—	(9,939)	—	(9,455)

Other changes:
Fair value changes of paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights	—	680,033	—	—	—	680,033
Increase in lease liabilities from entering into new leases during the year	—	—	—	298,516	—	298,516
Decrease in lease liabilities from derecognition	—	—	—	(14,463)	—	(14,463)
Increase in interest expenses	—	—	5,221	26,117	—	31,338

Total other changes	—	680,033	5,221	310,170	—	995,424

At June 30, 2020	416,389	2,381,327	610	602,974	—	3,401,300

		Redeemable
	Loans and	shares with other	Interest	Lease
	borrowings	preferential rights	payable	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Note 26			Note 28
At July 1, 2020	416,389	2,381,327	610	602,974	3,401,300

Additions through business combination	21,979	—	—	38,713	60,692

Changes from financing cash flows:
Proceeds from loans and borrowings	313	—	—	—	313
Repayment of loans and borrowings	(416,588)	—	—	—	(416,588)
Interest of loans and borrowings paid	—	—	(1,488)	—	(1,488)
Payment of capital element and interest element of lease liabilities	—	—	—	(215,762)	(215,762)

Total changes from financing cash flows	(416,275)	—	(1,488)	(215,762)	(633,525)

Exchange adjustments	(1,499)	(42,771)	—	(22,607)	(66,877)

Other changes:
Fair value changes of redeemable shares with other preferential rights	—	1,625,287	—	—	1,625,287
Decrease in redeemable shares with other preferential rights	—	(3,963,843)	—	—	(3,963,843)
Increase in lease liabilities from entering into new leases during the year	—	—	—	403,955	403,955
Decrease in lease liabilities from derecognition	—	—	—	(29,678)	(29,678)
Increase in interest expenses	—	—	1,545	26,817	28,362

Total other changes	—	(2,338,556)	1,545	401,094	(1,935,917)

At June 30, 2021	20,594	—	667	804,412	825,673

	Loans and	Interest	Lease
	borrowings	payable	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	Note 26		Note 28
At July 1, 2021	20,594	667	804,412	825,673

Changes from financing cash flows:
Repayment of loans and borrowings	(5,295)	—	—	(5,295)
Interest of loans and borrowings paid	—	(1,000)	—	(1,000)
Payment of capital element and interest element of lease liabilities	—	—	(317,017)	(317,017)

Total changes from financing cash flows	(5,295)	(1,000)	(317,017)	(323,312)

Exchange adjustments	197	(29)	2,260	2,428

Other changes:
Increase in lease liabilities from entering into new leases during the year	—	—	338,131	338,131
Decrease in lease liabilities from derecognition	—	—	(209,712)	(209,712)
Increase in interest expenses	—	405	32,991	33,396
Forgiveness of loans and borrowings	(8,548)	—	—	(8,548)

Total other changes	(8,548)	405	161,410	153,267

At June 30, 2022	6,948	43	651,065	658,056

(c) Total cash out flow for leases:

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Within operating cash flows	(32,007)	(31,502)	(33,032)
Within financing cash flows	(193,827)	(215,762)	(317,017)
	(225,834)	(247,264)	(350,049)

(d) Non-cash transactions

No significant non-cash transaction incurred during the year ended June 30, 2020.

Non-cash transactions incurred during the year ended June 30, 2021 mainly comprised the conversion of redeemable shares with other preferential rights into ordinary shares upon the date of completion of IPO with the amount of RMB3,963,843,000 transferred from liabilities to equity.

No significant non-cash transaction incurred during the year ended June 30, 2022.